Basis of Presentation and General Information - Major Charterers (Details)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Basis of Presentation and General Information
Percentage of time charter revenue	100.00%	100.00%
Charterer A
Basis of Presentation and General Information
Percentage of time charter revenue	45.00%	44.00%
Charterer B
Basis of Presentation and General Information
Percentage of time charter revenue	39.00%	40.00%
Charterer C
Basis of Presentation and General Information
Percentage of time charter revenue	16.00%	16.00%